iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited)
June 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Life & Health Insurance  —  21 .5%
Aflac, Inc. ............................... 307,252 $ 27,440,676
Brighthouse Financial, Inc.
(a)
.................. 54,849 2,377,156
CNO Financial Group, Inc. .................... 90,709 2,514,453
Genworth Financial, Inc.
(a)
.................... 232,760 1,405,870
Globe Life, Inc. ........................... 71,829 5,910,090
Lincoln National Corp. ...................... 108,246 3,366,451
MetLife, Inc. ............................. 392,585 27,555,541
National Western Life Group, Inc. , Class A ......... 2,117 1,052,022
Oscar Health, Inc. , Class A
(a)
.................. 133,476 2,111,590
Primerica, Inc. ............................ 29,354 6,944,569
Principal Financial Group, Inc. ................. 181,791 14,261,504
Prudential Financial, Inc. ..................... 235,706 27,622,386
Unum Group ............................. 140,264 7,168,893
129,731,201
a
Multi-line Insurance  —  6 .4%
American International Group, Inc. .............. 502,342 37,293,870
Horace Mann Educators Corp. ................. 31,394 1,024,072
38,317,942
a
Property & Casualty Insurance  —  71 .9%
Allstate Corp. (The) ........................ 168,697 26,934,163
Ambac Financial Group, Inc.
(a)
................. 47,538 609,437
American Financial Group, Inc. ................ 55,790 6,863,286
AMERISAFE, Inc. ......................... 18,859 827,722
Arch Capital Group Ltd.
(a)
.................... 273,254 27,568,596
Assurant, Inc. ............................ 43,551 7,240,354
Assured Guaranty Ltd. ...................... 44,937 3,466,890
Axis Capital Holdings Ltd. .................... 66,283 4,682,894
Chubb Ltd. .............................. 306,842 78,269,257
Cincinnati Financial Corp. .................... 131,945 15,582,705
CNA Financial Corp. ........................ 25,453 1,172,620
Employers Holdings, Inc. ..................... 13,783 587,569
Erie Indemnity Co. , Class A , NVS ............... 21,238 7,696,651
Fidelity National Financial, Inc. ................. 205,936 10,177,357
First American Financial Corp. ................. 89,208 4,812,772
Hanover Insurance Group, Inc. (The) ............ 31,103 3,901,560
Hartford Financial Services Group, Inc. (The) ....... 248,634 24,997,662
James River Group Holdings, Ltd. .............. 43,341 335,026
Kemper Corp. ............................ 52,823 3,133,989
Kinsale Capital Group, Inc. ................... 18,849 7,262,143
Security Shares Value
a
Property & Casualty Insurance (continued)
Lemonade, Inc.
(a) (b)
......................... 59,890 $ 988,185
Loews Corp. ............................. 153,276 11,455,848
Markel Group, Inc.
(a)
........................ 10,950 17,253,477
Mercury General Corp. ...................... 24,628 1,308,732
Old Republic International Corp. ................ 215,830 6,669,147
Palomar Holdings, Inc.
(a)
..................... 22,444 1,821,331
ProAssurance Corp.
(a)
....................... 41,992 513,142
Progressive Corp. (The) ..................... 442,586 91,929,538
RLI Corp. ............................... 34,577 4,864,638
Safety Insurance Group, Inc. .................. 8,605 645,633
Selective Insurance Group, Inc. ................ 52,267 4,904,213
Skyward Specialty Insurance Group, Inc.
(a) (b)
........ 34,163 1,236,017
Stewart Information Services Corp. .............. 21,220 1,317,338
Travelers Companies, Inc. (The) ................ 173,317 35,242,279
Trupanion, Inc.
(a)
.......................... 34,373 1,010,566
United Fire Group, Inc. ...................... 23,623 507,658
W R Berkley Corp. ......................... 170,323 13,383,981
White Mountains Insurance Group Ltd. ........... 2,191 3,982,033
435,156,409
a
Total Long-Term Investments — 99.8%
(Cost: $ 549,014,013 ) ................................ 603,205,552
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.48%
(c) (d) (e)
............................ 1,378,734 1,379,148
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(c) (d)
............................. 805,170 805,170
a
Total Short-Term Securities — 0.4%
(Cost: $ 2,184,286 ) .................................. 2,184,318
Total Investments — 100.2%
(Cost: $ 551,198,299 ) ................................ 605,389,870
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (931,693)
Net Assets — 100.0% ................................. $ 604,458,177
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
U.S. Insurance ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
  Shares Held
at 06/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,228,724  $ 151,023
(a)
$ —  $ (628) $ 29  $ 1,379,148  1,378,734  $ 5,252
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,252,926  —  (447,756)
(a)
—  —  805,170  805,170  12,232  —
$ (628) $ 29
$ 2,184,318
$ 17,484  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 9 09/20/24 $ 1,152 $ 2,691

iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 603,205,552  $ —  $ —  $ 603,205,552
Short-Term Securities
Money Market Funds ...................................... 2,184,318  —  —  2,184,318
$ 605,389,870  $ —  $ —  $ 605,389,870
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,691  $ —  $ —  $ 2,691
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)